CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net income	¥ 1,985,587	¥ 2,586,106	¥ 1,926,985
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	27,016	(120,606)	(57,926)
Unrealized gains (losses) on securities	(21,165)	(94,559)	4,279
Pension liability adjustments	(54,836)	22,315	93,312
Other comprehensive income (loss), net of tax	(48,985)	(192,850)	39,665
Total comprehensive income	1,936,602	2,393,256	1,966,650
Less - Comprehensive income attributable to noncontrolling interests	(96,458)	(93,096)	(103,161)
Comprehensive income attributable to Toyota Motor Corporation	¥ 1,840,144	¥ 2,300,160	¥ 1,863,489